Deposits	12 Months Ended
Dec. 31, 2021
Statistical Disclosure for Banks [Abstract]
Deposits

Note 9 – Deposits

As of December 31, 2021, deposits primarily include payments in total of $10,327,872 made in advance to landlord, suppliers, financial institutions and a business alliance for operational purposes. As of December 31, 2020, deposits primarily include payments in total of $261,992 made in advance to landlord, suppliers and financial institutions.